STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Issuance Of Common Stock In February 2014		$ 2.75
Issuance Of Common Stock And Warrants In February 2015	$ 0.18		$ 5
Issuance Of Common Stock And Warrants In April And May 2013			$ 12.50